Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND
Entity Central Index Key	0001383496
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000047995 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap CoreAlphaDEX® Fund
Class Name	First Trust Large Cap CoreAlphaDEX® Fund
Trading Symbol	FEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.12% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 16.33% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector with an average weight of 19.4%, and contributed 5.0% to the Fund’s overall return, which was the greatest contribution of any sector. With an average weight of 8.1%, investments in the Health Care sector contributed -1.0% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Large Cap Core AlphaDEX® Fund	13.12%	13.86%	10.75%
Nasdaq AlphaDEX Large Cap CoreTMIndex(1)	13.79%	14.56%	N/A
Nasdaq US 500 Large CapTMIndex(1)	17.67%	15.72%	N/A
S&P 500® Index	16.33%	15.88%	13.66%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEX for more recent performance information.
Net Assets	$ 1,320,055,548
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 6,403,294
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,320,055,548
Total number of portfolio holdings	376
Total advisory fee paid	$6,403,294
Portfolio turnover rate	83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	0.6%
ROBLOX Corp., Class A	0.6%
GE Vernova, Inc.	0.5%
SoFi Technologies, Inc.	0.5%
Western Digital Corp.	0.5%
Super Micro Computer, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
Carvana Co.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	0.6%
ROBLOX Corp., Class A	0.6%
GE Vernova, Inc.	0.5%
SoFi Technologies, Inc.	0.5%
Western Digital Corp.	0.5%
Super Micro Computer, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
Carvana Co.	0.5%

C000047996 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Core AlphaDEX® Fund
Class Name	First Trust Mid Cap Core AlphaDEX® Fund
Trading Symbol	FNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.23% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P MidCap 400® Index, which returned 3.28% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 19.4%, which contributed 2.6% to the Fund’s overall return, which was the greatest of any sector. With an average weight of 7.0%, investments in the Energy sector contributed -2.6% to the Fund’s overall return, which was the most negative return for any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Mid Cap Core AlphaDEX® Fund	2.23%	13.91%	9.49%
Nasdaq AlphaDEX Mid Cap CoreTMIndex(1)	2.83%	14.62%	N/A
Nasdaq US 600 Mid CapTMIndex(1)	4.95%	11.11%	N/A
S&P MidCap 400® Index	3.28%	12.79%	9.41%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNX for more recent performance information.
Net Assets	$ 1,130,978,761
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 5,958,217
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,130,978,761
Total number of portfolio holdings	455
Total advisory fee paid	$5,958,217
Portfolio turnover rate	96%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	0.6%
Invesco Ltd.	0.5%
Hims & Hers Health, Inc.	0.5%
Talen Energy Corp.	0.5%
Rocket Lab Corp.	0.5%
Upstart Holdings, Inc.	0.5%
Primoris Services Corp.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Gentex Corp.	0.4%
IES Holdings, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bloom Energy Corp., Class A	0.6%
Invesco Ltd.	0.5%
Hims & Hers Health, Inc.	0.5%
Talen Energy Corp.	0.5%
Rocket Lab Corp.	0.5%
Upstart Holdings, Inc.	0.5%
Primoris Services Corp.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Gentex Corp.	0.4%
IES Holdings, Inc.	0.4%

C000047997 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap CoreAlphaDEX® Fund
Class Name	First Trust Small Cap CoreAlphaDEX® Fund
Trading Symbol	FYX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -0.44% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P SmallCap 600® Index, which returned -4.72% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 22.3%, which contributed 2.0% to the Fund’s overall return. With an average weight of 17.5%, investments in the Industrials sector contributed 2.7% to the Fund’s overall return, which was the greatest of any sector. Investments in the Communication Services sector, with an average weight of 4.1%, contributed
-1.1% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Small Cap Core AlphaDEX® Fund	-0.44%	13.22%	8.48%
Nasdaq AlphaDEX Small Cap CoreTMIndex(1)	0.22%	13.99%	N/A
Nasdaq US 700 Small CapTMIndex(1)	2.38%	11.51%	N/A
S&P SmallCap 600® Index	-4.72%	10.99%	8.21%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYX for more recent performance information.
Net Assets	$ 817,642,920
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 4,437,456
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$817,642,920
Total number of portfolio holdings	530
Total advisory fee paid	$4,437,456
Portfolio turnover rate	102%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.1%
Mizuho Financial Group, Inc.	1.0%
Symbotic, Inc.	0.4%
DXP Enterprises, Inc.	0.4%
Kohl’s Corp.	0.4%
NuScale Power Corp.	0.4%
Expro Group Holdings N.V.	0.4%
Forestar Group, Inc.	0.4%
Peabody Energy Corp.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.1%
Mizuho Financial Group, Inc.	1.0%
Symbotic, Inc.	0.4%
DXP Enterprises, Inc.	0.4%
Kohl’s Corp.	0.4%
NuScale Power Corp.	0.4%
Expro Group Holdings N.V.	0.4%
Forestar Group, Inc.	0.4%
Peabody Energy Corp.	0.4%

C000047998 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap ValueAlphaDEX® Fund
Class Name	First Trust Large Cap ValueAlphaDEX® Fund
Trading Symbol	FTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.88% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Value Index, which returned 5.59% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 20.5% and contributed 4.5% to the Fund’s overall return, which was the greatest of any sector. With an average weight of 8.2%, investments in the Health Care sector contributed -1.7% to the Funds overall return, which was the most negative return of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Large Cap Value AlphaDEX® Fund	3.88%	13.51%	8.76%
Nasdaq AlphaDEX Large Cap ValueTMIndex(1)	4.47%	14.22%	N/A
Nasdaq US 500 Large Cap ValueTMIndex(1)	2.60%	13.43%	N/A
S&P 500® Index	16.33%	15.88%	13.66%
S&P 500® Value Index	5.59%	14.40%	10.47%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTA for more recent performance information.
Net Assets	$ 1,098,298,289
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 5,825,128
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,098,298,289
Total number of portfolio holdings	192
Total advisory fee paid	$5,825,128
Portfolio turnover rate	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	1.0%
Halliburton Co.	1.0%
Builders FirstSource, Inc.	1.0%
General Motors Co.	1.0%
Diamondback Energy, Inc.	1.0%
PulteGroup, Inc.	1.0%
Newmont Corp.	1.0%
Kraft Heinz (The) Co.	1.0%
ConocoPhillips	1.0%
Chevron Corp.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
D.R. Horton, Inc.	1.0%
Halliburton Co.	1.0%
Builders FirstSource, Inc.	1.0%
General Motors Co.	1.0%
Diamondback Energy, Inc.	1.0%
PulteGroup, Inc.	1.0%
Newmont Corp.	1.0%
Kraft Heinz (The) Co.	1.0%
ConocoPhillips	1.0%
Chevron Corp.	1.0%

C000047999 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap GrowthAlphaDEX® Fund
Class Name	First Trust Large Cap GrowthAlphaDEX® Fund
Trading Symbol	FTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.96% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P 500® Growth Index, which returned 25.63% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 19.5%, and contributed 6.1% to the Fund’s overall return. With an average weight of 18.9%, investments in the Financials sector contributed 6.4% to the Funds overall return, which was the greatest of any sector. Investments in the Real Estate sector, with an average weight of 3.6%, contributed
-0.1% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Large Cap Growth AlphaDEX® Fund	26.96%	14.19%	12.66%
Nasdaq AlphaDEX Large Cap GrowthTMIndex(1)	27.73%	14.87%	N/A
Nasdaq US 500 Large Cap GrowthTMIndex(1)	24.68%	16.42%	N/A
S&P 500® Index	16.33%	15.88%	13.66%
S&P 500® Growth Index	25.63%	16.50%	15.93%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTC for more recent performance information.
Net Assets	$ 1,224,662,575
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 5,575,337
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,224,662,575
Total number of portfolio holdings	188
Total advisory fee paid	$5,575,337
Portfolio turnover rate	114%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.1%
ROBLOX Corp., Class A	1.1%
GE Vernova, Inc.	1.1%
SoFi Technologies, Inc.	1.1%
Super Micro Computer, Inc.	1.0%
Interactive Brokers Group, Inc., Class A	1.0%
EMCOR Group, Inc.	1.0%
Palantir Technologies, Inc., Class A	1.0%
Carvana Co.	1.0%
Vertiv Holdings Co., Class A	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	1.1%
ROBLOX Corp., Class A	1.1%
GE Vernova, Inc.	1.1%
SoFi Technologies, Inc.	1.1%
Super Micro Computer, Inc.	1.0%
Interactive Brokers Group, Inc., Class A	1.0%
EMCOR Group, Inc.	1.0%
Palantir Technologies, Inc., Class A	1.0%
Carvana Co.	1.0%
Vertiv Holdings Co., Class A	1.0%

C000048000 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap ValueAlphaDEX® Fund
Class Name	First Trust Multi Cap ValueAlphaDEX® Fund
Trading Symbol	FAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.53% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Value Index, which returned 5.25% for the same Period.
During the Period, the average allocation to the Financials sector was 21.7%, the greatest of any sector, and also had the greatest contribution to the Fund’s overall return, accounting for 3.0% of Fund performance. The negative return in the Fund came from multiple sector allocations, but most notably from the average allocation to the Energy sector. Investments in this sector received an average allocation of 11.2% and had a -2.0% contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Multi Cap Value AlphaDEX® Fund	-1.53%	14.02%	8.16%
Nasdaq AlphaDEX Multi Cap ValueTMIndex(1)	-0.87%	14.81%	N/A
Nasdaq US Multi Cap ValueTMIndex(1)	1.97%	13.54%	N/A
S&P Composite 1500® Index	15.03%	15.60%	13.27%
S&P Composite 1500® Value Index	5.25%	14.43%	10.33%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAB for more recent performance information.
Net Assets	$ 119,335,671
Holdings Count | Holding	679
Advisory Fees Paid, Amount	$ 646,063
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$119,335,671
Total number of portfolio holdings	679
Total advisory fee paid	$646,063
Portfolio turnover rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	0.5%
Halliburton Co.	0.5%
Builders FirstSource, Inc.	0.5%
General Motors Co.	0.5%
Diamondback Energy, Inc.	0.5%
PulteGroup, Inc.	0.5%
Newmont Corp.	0.5%
Kraft Heinz (The) Co.	0.5%
ConocoPhillips	0.5%
Chevron Corp.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
D.R. Horton, Inc.	0.5%
Halliburton Co.	0.5%
Builders FirstSource, Inc.	0.5%
General Motors Co.	0.5%
Diamondback Energy, Inc.	0.5%
PulteGroup, Inc.	0.5%
Newmont Corp.	0.5%
Kraft Heinz (The) Co.	0.5%
ConocoPhillips	0.5%
Chevron Corp.	0.5%

C000048001 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap GrowthAlphaDEX® Fund
Class Name	First Trust Multi Cap GrowthAlphaDEX® Fund
Trading Symbol	FAD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.06% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Growth Index, which returned 23.48% for the same Period.
During the Period, the Fund’s greatest allocations were to the Industrials sector and the Financials sector. These two sectors were also the greatest drivers of overall Fund performance. The Industrials sector received an average allocation of 19.7% and contributed 5.4% to the Fund’s overall return while the 17.7% average allocation to the Financials sector contributed 5.0% to the Fund’s return. No sector had a meaningfully negative impact on the Fund’s return, although the Materials sector, with an average allocation of 2.3%, caused a -0.1% drag on the Fund’s performance due in particular to holdings Aspen Aerogels, Inc. and The Scotts Miracle-Gro Co., which were each down significantly during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Multi Cap Growth AlphaDEX® Fund	19.06%	13.03%	11.62%
Nasdaq AlphaDEX Multi Cap GrowthTMIndex(1)	19.85%	13.78%	N/A
Nasdaq US Multi Cap GrowthTMIndex(1)	23.70%	15.74%	N/A
S&P Composite 1500® Index	15.03%	15.60%	13.27%
S&P Composite 1500® Growth Index	23.48%	16.02%	15.35%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAD for more recent performance information.
Net Assets	$ 300,577,982
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 1,176,511
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$300,577,982
Total number of portfolio holdings	681
Total advisory fee paid	$1,176,511
Portfolio turnover rate	110%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	1.1%
Bank of America Corp.	0.8%
Mizuho Financial Group, Inc.	0.7%
Comfort Systems USA, Inc.	0.6%
ROBLOX Corp., Class A	0.6%
GE Vernova, Inc.	0.5%
SoFi Technologies, Inc.	0.5%
Super Micro Computer, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	1.1%
Bank of America Corp.	0.8%
Mizuho Financial Group, Inc.	0.7%
Comfort Systems USA, Inc.	0.6%
ROBLOX Corp., Class A	0.6%
GE Vernova, Inc.	0.5%
SoFi Technologies, Inc.	0.5%
Super Micro Computer, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%

C000048896 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Discretionary AlphaDEX® Fund
Class Name	First Trust Consumer Discretionary AlphaDEX® Fund
Trading Symbol	FXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.69% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Consumer Discretionary Index, which returned 19.54% for the same Period.
During the Period, investments in the Hotels, Restaurants & Leisure industry received the greatest allocation of any industry with an average weight of 17.8% and a contribution of 3.3% to the Fund’s overall return. With an average weight of 8.1%, investments in the Entertainment industry contributed 4.6% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 8.0%, investments in the Textiles, Apparel & Luxury Goods industry contributed -0.9% to the Fund’s overall return, which was the most negative return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Consumer Discretionary AlphaDEX® Fund	7.69%	11.13%	6.61%
StrataQuant® Consumer Discretionary Index	8.26%	11.80%	7.26%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Consumer Discretionary Index	19.54%	10.32%	12.19%
Russell 1000® Consumer Discretionary Index	22.68%	11.78%	12.73%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXD for more recent performance information.
Net Assets	$ 319,912,691
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 5,636,999
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$319,912,691
Total number of portfolio holdings	123
Total advisory fee paid	$5,636,999
Portfolio turnover rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ROBLOX Corp., Class A	1.9%
Gentex Corp.	1.7%
Carvana Co.	1.6%
Dillard’s, Inc., Class A	1.6%
D.R. Horton, Inc.	1.6%
Viking Holdings Ltd.	1.6%
General Motors Co.	1.5%
Macy’s, Inc.	1.5%
PulteGroup, Inc.	1.5%
PVH Corp.	1.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
ROBLOX Corp., Class A	1.9%
Gentex Corp.	1.7%
Carvana Co.	1.6%
Dillard’s, Inc., Class A	1.6%
D.R. Horton, Inc.	1.6%
Viking Holdings Ltd.	1.6%
General Motors Co.	1.5%
Macy’s, Inc.	1.5%
PulteGroup, Inc.	1.5%
PVH Corp.	1.5%

C000048897 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Staples AlphaDEX® Fund
Class Name	First Trust Consumer Staples AlphaDEX® Fund
Trading Symbol	FXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$62	0.63%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.69% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Consumer Staples Index, which returned 7.43% for the same Period.
During the Period, investments in the Food Products industry received the greatest allocation of any industry with an average weight of 48.4% and contributed -4.0% to the Fund’s overall return, which was the most negative contribution of any industry. With an average weight of 16.9%, investments in the Consumer Staples Distribution & Retail industry contributed 2.9% to the Fund’s overall return, which was the greatest return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Consumer Staples AlphaDEX® Fund	-2.69%	7.08%	5.04%
StrataQuant® Consumer Staples Index	-2.08%	7.69%	5.69%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Consumer Staples Index	7.43%	9.19%	8.35%
Russell 1000® Consumer Staples Index	3.68%	7.62%	6.53%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXG for more recent performance information.
Net Assets	$ 284,384,336
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,717,342
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$284,384,336
Total number of portfolio holdings	45
Total advisory fee paid	$1,717,342
Portfolio turnover rate	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kraft Heinz (The) Co.	4.5%
Pilgrim’s Pride Corp.	4.4%
Casey’s General Stores, Inc.	4.3%
Molson Coors Beverage Co., Class B	4.2%
Bunge Global S.A.	4.2%
Cencora, Inc.	4.0%
McKesson Corp.	4.0%
Sprouts Farmers Market, Inc.	3.9%
Performance Food Group Co.	3.8%
Reynolds Consumer Products, Inc.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Kraft Heinz (The) Co.	4.5%
Pilgrim’s Pride Corp.	4.4%
Casey’s General Stores, Inc.	4.3%
Molson Coors Beverage Co., Class B	4.2%
Bunge Global S.A.	4.2%
Cencora, Inc.	4.0%
McKesson Corp.	4.0%
Sprouts Farmers Market, Inc.	3.9%
Performance Food Group Co.	3.8%
Reynolds Consumer Products, Inc.	3.5%

C000048898 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Energy AlphaDEX® Fund
Class Name	First Trust Energy AlphaDEX® Fund
Trading Symbol	FXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$59	0.63%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -11.32% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Energy Index, which returned -3.19% for the same Period.
During the Period, investments in the Oil, Gas & Consumable Fuels industry received the greatest allocation of any industry with an average weight of 83.8% and contributed -7.3% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 2.8%, investments in the Semiconductors & Semiconductor Equipment industry contributed 0.2% to the Fund’s overall return, which was the greatest return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Energy AlphaDEX® Fund	-11.32%	23.01%	1.59%
StrataQuant® Energy Index	-10.79%	23.91%	2.21%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Energy Index	-3.19%	24.55%	6.64%
Russell 1000® Energy Index	-2.40%	24.10%	6.10%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXN for more recent performance information.
Net Assets	$ 271,958,045
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,849,310
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$271,958,045
Total number of portfolio holdings	44
Total advisory fee paid	$1,849,310
Portfolio turnover rate	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chord Energy Corp.	5.2%
Civitas Resources, Inc.	5.1%
Diamondback Energy, Inc.	5.0%
Matador Resources Co.	4.8%
Devon Energy Corp.	4.8%
Permian Resources Corp.	4.8%
NOV, Inc.	4.6%
Weatherford International PLC	3.6%
Halliburton Co.	3.5%
ConocoPhillips	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Chord Energy Corp.	5.2%
Civitas Resources, Inc.	5.1%
Diamondback Energy, Inc.	5.0%
Matador Resources Co.	4.8%
Devon Energy Corp.	4.8%
Permian Resources Corp.	4.8%
NOV, Inc.	4.6%
Weatherford International PLC	3.6%
Halliburton Co.	3.5%
ConocoPhillips	3.4%

C000048899 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Financials AlphaDEX® Fund
Class Name	First Trust Financials AlphaDEX® Fund
Trading Symbol	FXO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.31% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Financials Index, which returned 21.54% for the same Period.
During the Period, investments in the Insurance industry received the greatest allocation of any industry with an average weight of 32.9% and contributed 3.1% to the Fund’s overall return. With an average weight of 28.5%, investments in the Capital Markets industry contributed 6.5% to the Fund’s overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Financials AlphaDEX® Fund	15.31%	20.09%	11.34%
StrataQuant® Financials Index	16.02%	20.86%	12.08%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Financials Index	21.54%	19.09%	12.11%
Russell 1000® Financials Index	22.47%	20.20%	13.89%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXO for more recent performance information.
Net Assets	$ 2,184,967,852
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 8,359,923
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$2,184,967,852
Total number of portfolio holdings	110
Total advisory fee paid	$8,359,923
Portfolio turnover rate	90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Invesco Ltd.	2.1%
SoFi Technologies, Inc.	1.9%
Interactive Brokers Group, Inc., Class A	1.8%
Bank of New York Mellon (The) Corp.	1.7%
Lincoln National Corp.	1.7%
Citigroup, Inc.	1.7%
Robinhood Markets, Inc., Class A	1.7%
Coinbase Global, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.6%
T. Rowe Price Group, Inc.	1.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Ltd.	2.1%
SoFi Technologies, Inc.	1.9%
Interactive Brokers Group, Inc., Class A	1.8%
Bank of New York Mellon (The) Corp.	1.7%
Lincoln National Corp.	1.7%
Citigroup, Inc.	1.7%
Robinhood Markets, Inc., Class A	1.7%
Coinbase Global, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.6%
T. Rowe Price Group, Inc.	1.6%

C000048900 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Health Care AlphaDEX® Fund
Class Name	First Trust Health Care AlphaDEX® Fund
Trading Symbol	FXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$58	0.61%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -9.12% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P 500® Health Care Index, which returned -11.32% for the same Period.
During the Period, investments in the Health Care Providers & Services industry received the greatest allocation of any industry with an average weight of 29.9% and contributed -5.0% to the Fund’s overall return, which was the most negative return of any industry. With an average weight of 3.2%, investments in the Health Care Technology industry contributed 1.7% to the Fund’s overall return, which was the greatest return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Health Care AlphaDEX® Fund	-9.12%	0.94%	3.67%
StrataQuant® Health Care Index	-8.68%	1.55%	4.33%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Health Care Index	-11.32%	6.09%	7.38%
Russell 1000® Health Care Index	-11.23%	5.40%	7.22%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXH for more recent performance information.
Net Assets	$ 845,450,303
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 5,316,835
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$845,450,303
Total number of portfolio holdings	81
Total advisory fee paid	$5,316,835
Portfolio turnover rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Jazz Pharmaceuticals PLC	2.5%
Insmed, Inc.	2.4%
Regeneron Pharmaceuticals, Inc.	2.4%
Biogen, Inc.	2.3%
Zimmer Biomet Holdings, Inc.	2.3%
Avantor, Inc.	2.3%
Merck & Co., Inc.	2.3%
Alnylam Pharmaceuticals, Inc.	2.2%
Acadia Healthcare Co., Inc.	2.2%
Elanco Animal Health, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Jazz Pharmaceuticals PLC	2.5%
Insmed, Inc.	2.4%
Regeneron Pharmaceuticals, Inc.	2.4%
Biogen, Inc.	2.3%
Zimmer Biomet Holdings, Inc.	2.3%
Avantor, Inc.	2.3%
Merck & Co., Inc.	2.3%
Alnylam Pharmaceuticals, Inc.	2.2%
Acadia Healthcare Co., Inc.	2.2%
Elanco Animal Health, Inc.	2.2%

C000048901 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Class Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Trading Symbol	FXR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.30% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Industrials Index, which returned 20.67% for the same Period.
During the Period, investments in the Machinery industry received the greatest allocation of any industry with an average weight of 16.1% and contributed 2.4% to the Fund’s overall return. With an average weight of 10.4%, investments in the Aerospace & Defense industry contributed 3.5% to the Fund’s overall return, the greatest return contribution of any industry. With an average weight of 5.8%, investments in the Containers & Packaging industry contributed -0.7% to the Fund’s overall return, which was the most negative return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Industrials/Producer Durables AlphaDEX® Fund	6.30%	15.45%	11.05%
StrataQuant® Industrials Index	6.98%	16.23%	11.81%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Industrials Index	20.67%	18.13%	12.74%
Russell 1000® Industrials Index	15.29%	14.51%	11.31%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXR for more recent performance information.
Net Assets	$ 1,856,646,675
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 9,503,153
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,856,646,675
Total number of portfolio holdings	146
Total advisory fee paid	$9,503,153
Portfolio turnover rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.5%
Rocket Lab Corp.	1.5%
GE Vernova, Inc.	1.4%
EMCOR Group, Inc.	1.3%
Oshkosh Corp.	1.3%
MasTec, Inc.	1.3%
Eagle Materials, Inc.	1.3%
Trimble, Inc.	1.3%
Mohawk Industries, Inc.	1.2%
Builders FirstSource, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	1.5%
Rocket Lab Corp.	1.5%
GE Vernova, Inc.	1.4%
EMCOR Group, Inc.	1.3%
Oshkosh Corp.	1.3%
MasTec, Inc.	1.3%
Eagle Materials, Inc.	1.3%
Trimble, Inc.	1.3%
Mohawk Industries, Inc.	1.2%
Builders FirstSource, Inc.	1.2%

C000048902 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Materials AlphaDEX® Fund
Class Name	First Trust Materials AlphaDEX® Fund
Trading Symbol	FXZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$60	0.64%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -12.88% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Materials Index, which returned -2.85% for the same Period.
During the Period, investments in the Chemicals industry received the greatest allocation of any industry with an average weight of 52.9% and contributed -12.7% to the Fund’s overall return, which was the most negative return of any industry. With average weights of 2.1% and 32.1%, respectively, investments in the Trading Companies & Distributors and Metals & Mining industries each contributed 0.5% to the Fund’s overall return, which were the greatest return contributions of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Materials AlphaDEX® Fund	-12.88%	11.77%	8.14%
StrataQuant® Materials Index	-12.24%	12.52%	8.89%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Materials Index	-2.85%	9.94%	8.96%
Russell 1000® Basic Materials Index	0.27%	10.44%	9.41%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXZ for more recent performance information.
Net Assets	$ 215,703,925
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,356,303
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$215,703,925
Total number of portfolio holdings	42
Total advisory fee paid	$1,356,303
Portfolio turnover rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mueller Industries, Inc.	5.0%
Newmont Corp.	5.0%
Alcoa Corp.	4.7%
Anglogold Ashanti PLC	4.7%
CF Industries Holdings, Inc.	4.7%
Eastman Chemical Co.	4.5%
Carpenter Technology Corp.	4.2%
Timken (The) Co.	3.9%
Westlake Corp.	3.9%
Steel Dynamics, Inc.	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mueller Industries, Inc.	5.0%
Newmont Corp.	5.0%
Alcoa Corp.	4.7%
Anglogold Ashanti PLC	4.7%
CF Industries Holdings, Inc.	4.7%
Eastman Chemical Co.	4.5%
Carpenter Technology Corp.	4.2%
Timken (The) Co.	3.9%
Westlake Corp.	3.9%
Steel Dynamics, Inc.	3.7%

C000048903 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Technology AlphaDEX® Fund
Class Name	First Trust Technology AlphaDEX® Fund
Trading Symbol	FXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.71% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 23.65% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry with an average weight of 32.2% and contributed 11.1% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 18.5%, investments in the Semiconductors & Semiconductor Equipment industry contributed -1.8% to the Fund’s overall return, which was the most negative contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Technology AlphaDEX® Fund	18.71%	12.59%	16.86%
StrataQuant Technology® Index	19.52%	13.23%	17.51%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Information Technology Index	23.65%	22.92%	23.47%
Russell 1000® Technology Index	26.14%	22.86%	23.19%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXL for more recent performance information.
Net Assets	$ 1,372,093,245
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 6,696,104
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,372,093,245
Total number of portfolio holdings	105
Total advisory fee paid	$6,696,104
Portfolio turnover rate	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Super Micro Computer, Inc.	2.0%
Palantir Technologies, Inc., Class A	1.9%
Vertiv Holdings Co., Class A	1.9%
Toast, Inc., Class A	1.8%
Pegasystems, Inc.	1.8%
Amphenol Corp., Class A	1.8%
Amkor Technology, Inc.	1.8%
Broadcom, Inc.	1.7%
Cloudflare, Inc., Class A	1.7%
Rubrik, Inc., Class A	1.7%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Super Micro Computer, Inc.	2.0%
Palantir Technologies, Inc., Class A	1.9%
Vertiv Holdings Co., Class A	1.9%
Toast, Inc., Class A	1.8%
Pegasystems, Inc.	1.8%
Amphenol Corp., Class A	1.8%
Amkor Technology, Inc.	1.8%
Broadcom, Inc.	1.7%
Cloudflare, Inc., Class A	1.7%
Rubrik, Inc., Class A	1.7%

C000048904 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Utilities AlphaDEX® Fund
Class Name	First Trust Utilities AlphaDEX® Fund
Trading Symbol	FXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.64% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P 500® Utilities Index, which returned 21.26% for the same Period.
During the Period, investments in the Electric Utilities industry received the greatest allocation of any industry with an average weight of 50.4% and contributed 15.3% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 3.7%, investments in the Water Utilities industry contributed -0.1% to the Fund’s overall return, the only negative return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Utilities AlphaDEX® Fund	30.64%	12.74%	9.77%
StrataQuant® Utilities Index	31.67%	13.55%	10.51%
Russell 1000® Index	16.54%	15.49%	13.38%
S&P 500® Utilities Index	21.26%	10.54%	10.54%
Russell 1000® Utilities Index	21.02%	11.69%	10.12%
Russell 3000® Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXU for more recent performance information.
Net Assets	$ 1,705,014,935
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,770,101
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$1,705,014,935
Total number of portfolio holdings	41
Total advisory fee paid	$3,770,101
Portfolio turnover rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sempra	4.3%
Vistra Corp.	4.3%
NRG Energy, Inc.	4.1%
Exelon Corp.	4.1%
Evergy, Inc.	4.1%
Edison International	4.0%
PG&E Corp.	4.0%
AES (The) Corp.	4.0%
UGI Corp.	3.9%
Xcel Energy, Inc.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sempra	4.3%
Vistra Corp.	4.3%
NRG Energy, Inc.	4.1%
Exelon Corp.	4.1%
Evergy, Inc.	4.1%
Edison International	4.0%
PG&E Corp.	4.0%
AES (The) Corp.	4.0%
UGI Corp.	3.9%
Xcel Energy, Inc.	3.4%

C000099059 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap GrowthAlphaDEX® Fund
Class Name	First Trust Mid Cap GrowthAlphaDEX® Fund
Trading Symbol	FNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.64% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P MidCap 400® Growth Index, which returned 2.24% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 21.8%, and contributed 4.4% to the Fund’s overall return, which was the greatest of any sector. Investments in the Materials sector, with an average weight of 4.0%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Mid Cap Growth AlphaDEX® Fund	10.64%	10.77%	10.71%
Nasdaq AlphaDEX Mid Cap GrowthTMIndex(1)	11.48%	11.59%	N/A
Nasdaq US 600 Mid Cap GrowthTMIndex(1)	10.40%	7.69%	N/A
S&P MidCap 400® Growth Index	2.24%	10.46%	9.20%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNY for more recent performance information.
Net Assets	$ 400,286,368
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 2,614,936
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$400,286,368
Total number of portfolio holdings	230
Total advisory fee paid	$2,614,936
Portfolio turnover rate	130%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	1.1%
Hims & Hers Health, Inc.	0.9%
Talen Energy Corp.	0.9%
Rocket Lab Corp.	0.9%
Upstart Holdings, Inc.	0.9%
Kratos Defense & Security Solutions, Inc.	0.9%
Primoris Services Corp.	0.9%
Credo Technology Group Holding Ltd.	0.9%
IES Holdings, Inc.	0.8%
Sterling Infrastructure, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bloom Energy Corp., Class A	1.1%
Hims & Hers Health, Inc.	0.9%
Talen Energy Corp.	0.9%
Rocket Lab Corp.	0.9%
Upstart Holdings, Inc.	0.9%
Kratos Defense & Security Solutions, Inc.	0.9%
Primoris Services Corp.	0.9%
Credo Technology Group Holding Ltd.	0.9%
IES Holdings, Inc.	0.8%
Sterling Infrastructure, Inc.	0.8%

C000099060 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Value AlphaDEX® Fund
Class Name	First Trust Mid Cap Value AlphaDEX® Fund
Trading Symbol	FNK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$69	0.70%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -4.02% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P MidCap 400® Value Index, which returned 4.32% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.8%, and contributed 2.8% to the Fund’s overall return, which was the greatest of any sector. Investments in the Energy sector, with an average weight 11.6%, contributed -3.7% to the Fund’s overall return, which was the most negative return contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Mid Cap Value AlphaDEX® Fund	-4.02%	15.57%	7.68%
Nasdaq AlphaDEX Mid Cap ValueTMIndex(1)	-3.32%	16.46%	N/A
Nasdaq US 600 Mid Cap ValueTMIndex(1)	-0.54%	14.07%	N/A
S&P MidCap 400® Value Index	4.32%	15.11%	9.30%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNK for more recent performance information.
Net Assets	$ 191,744,794
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,484,777
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$191,744,794
Total number of portfolio holdings	230
Total advisory fee paid	$1,484,777
Portfolio turnover rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Invesco Ltd.	1.0%
Chord Energy Corp.	0.8%
Weatherford International PLC	0.8%
SM Energy Co.	0.8%
Fluor Corp.	0.8%
Civitas Resources, Inc.	0.8%
Murphy Oil Corp.	0.8%
Mohawk Industries, Inc.	0.8%
Macy’s, Inc.	0.8%
Ovintiv, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Ltd.	1.0%
Chord Energy Corp.	0.8%
Weatherford International PLC	0.8%
SM Energy Co.	0.8%
Fluor Corp.	0.8%
Civitas Resources, Inc.	0.8%
Murphy Oil Corp.	0.8%
Mohawk Industries, Inc.	0.8%
Macy’s, Inc.	0.8%
Ovintiv, Inc.	0.8%

C000099061 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap GrowthAlphaDEX® Fund
Class Name	First Trust Small Cap GrowthAlphaDEX® Fund
Trading Symbol	FYC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$75(1)	0.70%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 75	[1]
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.93% during the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the S&P SmallCap 600® Growth Index, which returned -4.14% for the same Period.
During the Period, the Health Care sector received the greatest allocation of any sector, with an average weight of 20.6%. However, the largest positive contributions to the Fund’s return came from the Industrials sector at 7.1%, and the Financials sector at 5.2%. The largest negative contribution to the Fund’s return came from the Communication Services sector at -0.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Small Cap Growth AlphaDEX® Fund	12.93%	12.91%	9.87%
Nasdaq AlphaDEX Small Cap GrowthTMIndex(1)	13.80%	13.79%	N/A
Nasdaq US 700 Small Cap GrowthTMIndex(1)	10.53%	9.60%	N/A
S&P SmallCap 600® Growth Index	-4.14%	9.58%	8.56%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYC for more recent performance information.
Net Assets	$ 459,253,167
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 2,878,022
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$459,253,167
Total number of portfolio holdings	269
Total advisory fee paid	$2,878,022
Portfolio turnover rate	137%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.0%
Mizuho Financial Group, Inc.	1.9%
Symbotic, Inc.	0.8%
Rush Street Interactive, Inc.	0.8%
DXP Enterprises, Inc.	0.8%
NuScale Power Corp.	0.7%
Centrus Energy Corp., Class A	0.7%
Life360, Inc.	0.7%
Perimeter Solutions, Inc.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.0%
Mizuho Financial Group, Inc.	1.9%
Symbotic, Inc.	0.8%
Rush Street Interactive, Inc.	0.8%
DXP Enterprises, Inc.	0.8%
NuScale Power Corp.	0.7%
Centrus Energy Corp., Class A	0.7%
Life360, Inc.	0.7%
Perimeter Solutions, Inc.	0.7%

C000099062 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap ValueAlphaDEX® Fund
Class Name	First Trust Small Cap ValueAlphaDEX® Fund
Trading Symbol	FYT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$66(1)	0.70%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 66	[2]
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -10.75% during the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P SmallCap 600® Value Index, which returned -5.45% for the same Period.
During the Period, almost every sector allocation had a negative contribution to the Fund’s return. The most notable source of negative performance came from the allocations to the Consumer Discretionary sector. Investments in this sector received an average allocation of 18.2% and accounted for a -2.7% hit to the Fund’s overall performance. The sector with the greatest allocation was the Financials sector. Investments in this sector received an average allocation of 24.9% but had contribution to the Fund’s return of only -0.3%. One sector did have a positive contribution to return and that was the Information Technology sector which was a boon for the Fund. While the average allocation to this sector was only 5.5%, the contribution to the Fund’s return was 0.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2015 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	10 Year
First Trust Small Cap Value AlphaDEX® Fund	-10.75%	12.41%	6.92%
Nasdaq AlphaDEX Small Cap ValueTMIndex(1)	-10.04%	13.31%	N/A
Nasdaq US 700 Small Cap ValueTMIndex(1)	-5.97%	13.07%	N/A
S&P SmallCap 600® Value Index	-5.45%	12.28%	7.68%
Russell 3000® Index	15.68%	15.19%	13.02%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYT for more recent performance information.
Net Assets	$ 126,113,632
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,068,935
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$126,113,632
Total number of portfolio holdings	267
Total advisory fee paid	$1,068,935
Portfolio turnover rate	113%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	0.8%
Kohl’s Corp.	0.8%
Expro Group Holdings N.V.	0.8%
Krispy Kreme, Inc.	0.8%
Forestar Group, Inc.	0.8%
Peabody Energy Corp.	0.7%
Vital Energy, Inc.	0.7%
Fresh Del Monte Produce, Inc.	0.7%
Academy Sports & Outdoors, Inc.	0.7%
American Eagle Outfitters, Inc.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	0.8%
Kohl’s Corp.	0.8%
Expro Group Holdings N.V.	0.8%
Krispy Kreme, Inc.	0.8%
Forestar Group, Inc.	0.8%
Peabody Energy Corp.	0.7%
Vital Energy, Inc.	0.7%
Fresh Del Monte Produce, Inc.	0.7%
Academy Sports & Outdoors, Inc.	0.7%
American Eagle Outfitters, Inc.	0.7%

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.